ACQUISITION (Details 3) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 03, 2012	Mar. 31, 2014	Mar. 31, 2013
Net tangible liabilities:
Goodwill		$ 41,412	$ 17,791
iKang Guangzhou Wokang
Acquisition
Percentage of equity interest acquired	100.00%
Cash consideration	2,986
Acquisition-related costs	0
Net tangible assets:
Current assets	117
Non-current assets	550
Total	667
Net tangible liabilities:
Current liabilities	(44)
Total	(44)
Goodwill	1,390
Deferred tax liability	(324)
Total	2,363
Total consideration	2,986
Net revenue		2,737	7
Net (loss) income		964	(273)
iKang Guangzhou Wokang | Customer relationship
Net tangible liabilities:
Intangible assets acquired	175
Estimated useful life	6 years
iKang Guangzhou Wokang | Favorable lease contract
Net tangible liabilities:
Intangible assets acquired	1,074
Estimated useful life	9 years 9 months 18 days
iKang Guangzhou Wokang | Operating license
Net tangible liabilities:
Intangible assets acquired	$ 48
Estimated useful life	3 years 1 month 6 days